Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2019
Reporting Segments
Schedule of reporting segment

Below are the tables showing the Bank's results by reporting segment for the years ended December 31, 2019, 2018 and 2017 in addition to the corresponding balances of loans and accounts receivable from customers:

		For the year ended December 31, 2019
	Loans and accounts receivable at amortised cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment's net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	22,926,377	960,361	230,627	28,426	(279,969)	(575,511)	356,665
Middle-market	8,093,496	298,587	38,712	13,535	(38,746)	(97,054)	220,320
Global Investment Banking	1,603,633	98,154	29,103	94,761	(224)	(65,343)	156,083
Other	48,009	59,862	(11,356)	64,970	(4,819)	(11,953)	99,502

Total	32,671,515	1,416,964	287,086	201,692	(323,311)	(749,861)	832,570

Other operating income							13,001
Other operating expenses and impairment							(52,029)
Income from investments in associates and other companies							1,146
Income tax expense							(175,074)
Result of continuing operations							619,614
Result of discontinued operations							1,699
Net income for the year							621,313

(1) Corresponds to loans and accounts receivable at amortised cost under IFRS 9, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		For the year ended December 31, 2018
	Loans and accounts receivable at amortised cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment's net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	20,786,637	949,764	220,532	19,694	(287,739)	(553,157)	349,094
Middle-market	7,690,380	272,912	36,746	16,848	(26,314)	(92,377)	207,815
Global Investment Banking	1,613,088	96,722	35,064	57,340	2,339	(64,913)	126,552
Other	123,310	94,970	(1,457)	11,200	(5,694)	(11,486)	87,533

Total	30,213,415	1,414,368	290,885	105,082	(317,408)	(721,933)	770,994

Other operating income							23,129
Other operating expenses and impairment							(32,381)
Income from investments in associates and other companies							1,325
Income tax expense							(167,144)
Result of continuing operations							595,923
Result of discontinued operations							3,770
Net income for the year							599,693

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		For the year ended December 31, 2017
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment's net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	19,233,169	970,332	206,449	20,595	(293,956)	(534,970)	368,450
Middle-market	6,775,734	264,663	36,280	13,751	(19,235)	(91,882)	203,577
Global Investment Banking	1,633,796	100,808	27,626	50,714	6,440	(62,685)	122,903
Other	83,215	(9,112)	8,708	44,692	4,496	(15,356)	33,428

Total	27,725,914	1,326,691	279,063	129,752	(302,255)	(704,893)	728,358

Other operating income							62,016
Other operating expenses and impairment							(74,057)
Income from investments in associates and other companies							1,144
Income tax expense							(145,031)
Result of continuing operations							572,430
Result of discontinued operations							2,819
Net income for the year							575,249

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.